Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2013
Prospectus Date	rr_ProspectusDate	Oct. 28, 2013
Trading Symbol	dei_TradingSymbol	RRGR
AdvisorShares Accuvest Global Long Short ETF (Prospectus Summary) | AdvisorShares Accuvest Global Long Short ETF | AdvisorShares Accuvest Global Long Short ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLS
AdvisorShares Accuvest Global Opportunities ETF (Prospectus Summary) | AdvisorShares Accuvest Global Opportunities ETF | AdvisorShares Accuvest Global Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCU
AdvisorShares Cambria Global Tactical ETF (Prospectus Summary) | AdvisorShares Cambria Global Tactical ETF | AdvisorShares Cambria Global Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAA
AdvisorShares Global Echo ETF (Prospectus Summary) | AdvisorShares Global Echo ETF | AdvisorShares Global Echo ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIVE
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDD
AdvisorShares Madrona International ETF (Prospectus Summary) | AdvisorShares Madrona International ETF | AdvisorShares Madrona International ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDI
AdvisorShares Madrona Global Bond ETF (Prospectus Summary) | AdvisorShares Madrona Global Bond ETF | AdvisorShares Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB
AdvisorShares Meidell Tactical Advantage ETF (Prospectus Summary) | AdvisorShares Meidell Tactical Advantage ETF | AdvisorShares Meidell Tactical Advantage ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATH
AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC
AdvisorShares Peritus High Yield ETF (Prospectus Summary) | AdvisorShares Peritus High Yield ETF | AdvisorShares Peritus High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD
AdvisorShares Pring Turner Business Cycle ETF (Prospectus Summary) | AdvisorShares Pring Turner Business Cycle ETF | AdvisorShares Pring Turner Business Cycle ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBIZ
AdvisorShares QAM Equity Hedge ETF (Prospectus Summary) | AdvisorShares QAM Equity Hedge ETF | AdvisorShares QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEH
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEGA
AdvisorShares TrimTabs Float Shrink ETF (Prospectus Summary) | AdvisorShares TrimTabs Float Shrink ETF | AdvisorShares TrimTabs Float Shrink ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFS
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (Prospectus Summary) | AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF | AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR